PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following as of December 31, 2022 and 2021:

Details	2022	2021
Original cost: (*)
Land and Buildings, including facility infrastructure	$429,277	$432,069
Machinery and equipment	3,576,824	3,254,062
	$4,006,101	$3,686,131
Accumulated depreciation:
Buildings, including facility infrastructure	$(279,408)	$(267,942)
Machinery and equipment	(2,764,435)	(2,541,506)
	$(3,043,843)	$(2,809,448)
	$962,258	$876,683

(*) Original cost includes ROU assets under capital lease in the amount of $223,716 and $211,790 as of December 31, 2022 and 2021, respectively. The depreciation expense of such assets amounted to $14,215 and $14,037 for the years ended December 31, 2022 and 2021, respectively.